Share Price (Details)	Feb. 03, 2025 $ / shares
Class R [Member]
Share Price [Line Items]
Share Price	$ 10.29
Class I [Member]
Share Price [Line Items]
Share Price	9.6
Class RIA [Member]
Share Price [Line Items]
Share Price	$ 9.67